Income Taxes - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 8,017	₨ 8,676
Tax loss carry-forwards	32,117	31,993
Tax loss carry-forwards not currently subject to expiration dates	29,993	17,691
Tax loss carry-forwards expires in various years	₨ 2,124	14,302
Tax loss carry-forwards expiration period	2038
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 94,029	59,793
Decrease of current tax expense due to tax holidays	₨ 16,483	₨ 11,458	₨ 11,963
Tax incentives per share	₨ 3.02	₨ 2.03	₨ 2.05
Branch profit tax percentage	15.00%
Expiry of tax holiday period	2034-35
Effective minimum alternative tax rate percentage	17.47%
Term over which minimum alternative tax is eligible to be carried forward	15 years
Unused tax losses [member]
Disclosure of income tax expense [line items]
Recognized deferred tax assets of loss carry forward	₨ 2,144	₨ 1,637